Collateralized transactions - Schedule of securities received as collateral (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2024	Mar. 31, 2023
Collateralized Transactions
The fair value of collateral received	¥ 62,456	¥ 53,857
The portion of the above received that has been sold (as reported as short sales within Trading liabilities in the consolidated balance sheets) or repledged	¥ 45,389	¥ 38,417